Consolidated statement of income - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of income
Net revenue from sales and services		R$ 143,634,708	R$ 109,732,842	R$ 74,058,056
Cost of products and services sold		(136,276,257)	(104,827,966)	(70,056,447)
Gross profit		7,358,451	4,904,876	4,001,609
Operating income (expenses)
Selling and marketing		(2,141,985)	(1,931,666)	(1,611,152)
General and administrative		(1,534,481)	(1,466,551)	(993,986)
Gain on disposal of property, plant and equipment and intangible assets		169,289	184,189	85,455
Other operating income (expenses), net		(514,522)	96,166	64,034
Operating income (loss)		3,336,752	1,787,014	1,545,960
Share of profit (loss) of joint ventures and associates		12,181	(17,634)	(44,031)
Income (loss) before finance result and income and social contribution taxes		3,348,933	1,769,380	1,501,929
Finance income		706,689	460,154	357,666
Finance expenses		(2,175,897)	(1,222,886)	(908,014)
Financial result, net		(1,469,208)	(762,732)	(550,348)
Income before income and social contribution taxes		1,879,725	1,006,648	951,581
Income and social contribution taxes
Current		(637,973)	(430,280)	(538,761)
Deferred		296,459	242,246	234,244
Income and social contribution taxes in the statement of income		(341,514)	(188,034)	(304,517)
Net income from continuing operations		1,538,211	818,614	647,064
Discontinued operations		301,858	65,264	280,633
Net income for the year		1,840,069	883,878	927,697
Net Income attributable to:
Shareholders of Ultrapar		1,800,839	850,463	893,383
Non-controlling interests in subsidiaries		R$ 39,230	R$ 33,415	R$ 34,314
Earnings per share from continuing operations (based on the weighted average number of shares outstanding) – R$
Basic		R$ 1.3727	R$ 0.72	R$ 0.5625
Diluted		1.3643	0.7158	0.5592
Earnings per share from discontinued operations (based on the weighted average number of shares outstanding) – R$
Basic	[1]	0.2764	0.0598	0.2576
Diluted	[1]	0.2747	0.0595	0.2561
Total earnings per share (based on weighted average number of shares outstanding) – R$
Basic		1.6491	0.7799	0.8201
Diluted		R$ 1.6391	R$ 0.7753	R$ 0.8152

[1]	For further details, see Note 4.c.1.